Interim Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 2,445,000	$ 3,110,000	$ 5,519,000
Accounts receivable, net	61,000	78,000	11,000
Deposits, prepaid expenses and other current assets	1,032,000	1,313,000	2,658,000
Total current assets	3,538,000	4,501,000	8,188,000
Non-current assets
Property and equipment, net	89,000	113,000	155,000
Intangible assets, net	616,000	784,000	741,000
Goodwill, net
Investment in a joint venture	1,468,000	1,867,000
Total non-current assets	2,173,000	2,764,000	896,000
TOTAL ASSETS	5,711,000	7,265,000	9,084,000
Current liabilities
Accounts payable	3,035,000	3,860,000	4,075,000
Accrued expenses and other current liabilities	826,000	1,051,000	974,000
Operating lease obligations	60,000	77,000	76,000
Total current liabilities	3,921,000	4,988,000	5,125,000
Non-current liabilities
Operating lease obligation	16,000	20,000	59,000
Deferred tax liabilities			32,000
Total non-current liabilities	16,000	20,000	91,000
TOTAL LIABILITIES	3,937,000	5,008,000	5,216,000
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A Ordinary Shares and 75,000,000 Class B Ordinary Shares authorized, 17,339,871 Class A Ordinary Shares as of June 30, 2024 (2023: 12,571,044) and 3,542,400 Class B Ordinary Shares issued and outstanding for both periods	7,000	9,000	7,000
Additional paid-in capital	40,749,000	51,829,000	48,397,000
Accumulated deficit	(38,803,000)	(49,353,000)	(44,543,000)
Foreign currency translation reserve	(96,000)	(122,000)	111,000
Equity attributable to owners of the Company	1,857,000	2,363,000	3,972,000
Non-controlling interests	(83,000)	(106,000)	(104,000)
Total shareholders' equity	1,774,000	2,257,000	3,868,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,711,000	$ 7,265,000	$ 9,084,000